Discontinued operations (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 9,107,922	$ 4,189,190	$ 7,763,332
Cost of revenues	9,116,707	2,097,436	7,242,578
Gross profit (loss)	(8,785)	2,091,754	520,754
Operating expenses	1,687,287	4,187,168	2,876,556
Loss from operations	(1,696,072)	(2,095,414)	(2,355,802)
Other income (expense), net	1,779,439	2,168,132	(2,065)
Net income (loss) before tax	83,367	72,718	(2,357,867)
Income taxes	0	7,168	0
Net income (loss) from discontinued operations, net of tax	$ 83,367	$ 65,550	$ (2,357,867)